Note 8 - Employee Benefit Plan (FY)	12 Months Ended
Dec. 31, 2019
Employee Benefit Plan [Abstract]
Employee Benefit Plan

8. Employee Benefit Plan

CBLI maintains an active defined contribution retirement plan for its employees, referred to herein as the Benefit Plan. All employees satisfying certain service requirements are eligible to participate in the Benefit Plan. The Company makes matching cash contributions each payroll period, up to 4% of employees’ salaries. The Company’s expense relating to the Benefit Plan was $33,235 and $39,794 for the years ended December 31, 2019, and 2018, respectively.